Stated capital (Tables)	12 Months Ended
Dec. 31, 2025
Stated capital
Schedule of stated capital

			Stated
			capital net
	Number of	Stated	of issue
	shares	capital	costs
	000’s	$'m	$'m(a)

At January 1, 2023	331,920	5,342.0	5,312.0
Shares issued on exercise of options	2,478	92.8	92.8
Shares repurchased and canceled through buyback program	(1,879)	(10.0)	(10.0)
At December 31, 2023	332,519	5,424.8	5,394.8

At January 1, 2024
Shares issued on exercise of options	922	8.3	8.3

At December 31, 2024	333,441	5,433.1	5,403.1

At January 1, 2025
Shares issued on exercise of options	2,080	16.6	16.6

At December 31, 2025	335,521	5,449.7	5,419.7
(a)	As of December 31, 2025, capital comprised share capital of $100,656,367 and share premium of $5,319,021,910.